Schedule of Detailed Company’s Notes Payable (Details) (Parenthetical) - shares		3 Months Ended					9 Months Ended	12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest rate	18.00%
Imputed interest	10.00%						10.00%
Minimum [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%						4.00%
Interest Rate	5.00%	5.00%					5.00%
Maximum [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest rate	5.00%						5.00%
Interest Rate	6.00%	6.00%					6.00%
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate									8.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued		169,400	180,289	76,289	60,000	40,000	425,978	160,000
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Issuance of shares percentage								9.99%